Majore Shareholder Balance	12 Months Ended
Dec. 31, 2022
Disclosure Of Majore Shareholder Balance [Abstract]
MAJORE SHAREHOLDER BALANCE

NOTE 10 - MAJORE SHAREHOLDER BALANCE:

On December 29, 2022, the board of directors of G Medical Innovations Holdings Ltd. (the “Company”) approved a loan agreement, dated December 21, 2022 (the “Loan Agreement”), between the Company and Dr. Yacov Geva, the Company’s Chief Executive Officer and a major shareholder (the “Major Shareholder”). Under the terms of the Loan Agreement, the total amount of the loan provided by the Lender to the Company is $1,000 which is linked to NIS, with an annual interest rate of 12%. In addition, the Major Shareholder was granted 515,233 shares and 515,233 warrants with an exercise price of $1.94 . The maturity of the Loan is December 2023.

The Company allocated the debt and equity instruments based the fair value of the debt with residual value for the equity. As of December 31, 2022, the total value of the loan was $765. In April 2023, the loan has been repaid.

During 2022 the Major Shareholder has drawn advances towards future due amounts. The Company recorded these amounts with an accrued interest rate of 12% similar to the interest rate which is applied to the loans from the Major Shareholder. As of December 31, 2022 this was recorded in the amount of $230.